RIGHT-OF-USE ASSET / (LEASE LIABILITIES) (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cash outflow	$ 336,396	$ 268,590